Reserves	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Reserves	Reserves

(in €‘000)	Legal reserve for capitalized development costs	Foreign currency translation reserve	Reserve for financial assets at FVOCI	Total
As at January 1, 2022	4,198	(3)	—	4,195
Exchange differences on translation of foreign operations	—	98	—	98
Changes in the fair value of equity investments at fair value through other comprehensive income	—	—	(10,595)	(10,595)
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	—	—	328	328
Reclassification	(886)	—	—	(886)
As at December 31, 2022	3,312	95	(10,267)	(6,860)
As at January 1, 2023	3,312	95	(10,267)	(6,860)
Exchange differences on translation of foreign operations	—	(65)	—	(65)
Changes in the fair value of equity investments at fair value through other comprehensive income	—	—	(14,832)	(14,832)
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	—	—	461	461
Reclassification	(1,845)	—	—	(1,845)
As at December 31, 2023	1,467	30	(24,638)	(23,141)
As at January 1, 2024	1,467	30	(24,638)	(23,141)
Exchange differences on translation of foreign operations	—	(10)	—	(10)
Changes in the fair value of equity investments at fair value through other comprehensive income	—	—	29,407	29,407
Deferred tax on changes in the fair value of equity investments at fair value through other comprehensive income	—	—	(911)	(911)
Reclassification	(1,365)	—	—	(1,365)
As at December 31, 2024	102	20	3,858	3,980
Legal reserve for capitalized development costs
The Company’s legal reserve relates to the capitalized development costs of the Group’s internally developed EV Cloud software platform. The Company recorded the net change in the legal reserve of negative €1,365 thousand in 2024 (2023: negative €1,845 thousand, 2022: negative €886 thousand) through accumulated deficit.
Reserve for financial assets at FVOCI
The Group has elected to recognize changes in the fair value of its investment in Voltalis in the consolidated statement of other comprehensive income. These changes are accumulated within the FVOCI reserve within equity.
Foreign currency translation reserve
Exchange differences arising on translation of the foreign controlled entity are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
The legal reserve for capitalized development costs, the foreign currency translation reserve, and the reserve for financial assets at FVOCI are not freely distributable.